UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05235

Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Municipal Value Fund, Inc. (NCA)
	May 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.4% (99.6% of Total Investments)

	MUNICIPAL BONDS – 100.4% (99.6% of Total Investments)

	Consumer Staples – 4.2% (4.1% of Total Investments)
$ 2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B+	$ 1,788,000
	Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41
195	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	8/15 at 100.00	BBB+	194,692
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,940	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	3,296,086
	Bonds, Series 2007A-1, 5.000%, 6/01/33
3,570	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	2,940,752
	Bonds, Series 2007A-2, 5.300%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	8/15 at 100.00	B–	2,867,515
	Bonds, Series 2005A-1, 5.500%, 6/01/45
13,205	Total Consumer Staples			11,087,045
	Education and Civic Organizations – 0.5% (0.5% of Total Investments)
65	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	65,343
	2005A, 5.000%, 10/01/35
450	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	511,007
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
700	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	819,707
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,215	Total Education and Civic Organizations			1,396,057
	Health Care – 14.2% (14.1% of Total Investments)
555	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	620,040
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
350	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	390,908
	Series 2014A, 5.000%, 10/01/38
690	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	768,322
	Series 2014B, 5.000%, 10/01/44
	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –
	San Diego, Series 2011:
560	5.000%, 8/15/31	8/21 at 100.00	AA–	641,446
670	5.250%, 8/15/41	8/21 at 100.00	AA–	744,189
1,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,189,010
	6.000%, 8/15/42
5,365	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,637,542
	5.250%, 11/15/46 (UB)
3,870	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	A–	4,058,043
	of Central California, Series 2007, 5.250%, 2/01/27
1,560	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,562,683
	West, Series 2005A, 5.000%, 3/01/35
2,625	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	2,876,738
	Series 2012A, 5.000%, 4/01/42
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	3,206,070
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/18 at 100.00	A	1,098,890
	Healthcare West, Series 2008C, 5.625%, 7/01/35
1,460	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,528,065
	Series 2001C, 5.250%, 8/01/31
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	Aa3	3,095,254
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,890	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,924,776
	2005A, 5.000%, 11/15/43
2,940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	3,239,586
	6.750%, 11/01/39
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	3,092,763
	6.000%, 11/01/41
1,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	2,134,195
	7.500%, 12/01/41
34,895	Total Health Care			37,808,520
	Housing/Multifamily – 2.2% (2.2% of Total Investments)
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,125,478
	Series 2010A, 6.400%, 8/15/45
1,060	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,145,563
	Series 2012A, 5.500%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
65	5.250%, 8/15/39	8/24 at 100.00	BBB	70,682
175	5.250%, 8/15/49	8/24 at 100.00	BBB	189,807
2,290	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds,	7/15 at 100.00	N/R	2,292,244
	Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
1,105	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile	7/15 at 100.00	N/R	1,106,503
	Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28
5,715	Total Housing/Multifamily			5,930,277
	Housing/Single Family – 0.8% (0.8% of Total Investments)
2,125	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%,	12/16 at 100.00	AA	2,158,533
	12/01/42 (Alternative Minimum Tax)
55	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	57,285
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,180	Total Housing/Single Family			2,215,818
	Long-Term Care – 1.7% (1.7% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds,	8/18 at 100.00	A+	4,439,640
	The Institute on Aging, Series 2008A, 5.650%, 8/15/38
180	California Statewide Community Development Authority, Certificates of Participation, Internext	10/15 at 100.00	BBB+	180,743
	Group, Series 1999, 5.375%, 4/01/17
4,180	Total Long-Term Care			4,620,383
	Tax Obligation/General – 18.7% (18.6% of Total Investments)
1,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2013,	No Opt. Call	AA–	1,147,930
	5.000%, 2/01/29
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,500	6.000%, 4/01/38	4/19 at 100.00	AA–	2,937,525
1,000	6.000%, 11/01/39	11/19 at 100.00	AA–	1,199,430
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	AA–	2,331,780
	California State, General Obligation Bonds, Various Purpose Series 2013:
2,500	5.000%, 4/01/37	4/23 at 100.00	AA–	2,813,400
2,500	5.000%, 2/01/43	No Opt. Call	AA–	2,782,300
2,240	5.000%, 11/01/43	11/23 at 100.00	AA–	2,514,467
	California State, General Obligation Bonds, Various Purpose Series 2014:
5,000	5.000%, 5/01/32	5/24 at 100.00	AA–	5,735,450
1,970	5.000%, 10/01/39	10/24 at 100.00	AA–	2,228,740
6,000	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA	673,680
	Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured
2,000	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,115,960
	NPFG Insured
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	2,394,100
	Series 2010C, 0.000%, 7/01/47
11,875	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/36 at 100.00	AA+	7,938,200
	Election 2010 Series 2011A, 0.000%, 9/01/41
1,320	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation	8/18 at 100.00	Aa3	1,471,378
	Bonds, Series 2010B, 5.500%, 8/01/35
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	11,642,382
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
72,765	Total Tax Obligation/General			49,926,722
	Tax Obligation/Limited – 23.7% (23.5% of Total Investments)
1,000	Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds, Artesia Redevelopment	8/15 at 100.00	BBB+	1,001,020
	Project Area, Series 2007, 5.375%, 6/01/27
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,
	Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	8/15 at 100.00	AA	3,001,980
1,000	5.625%, 10/01/33 – RAAI Insured	8/15 at 100.00	AA	1,000,190
3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A+	4,083,065
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33
1,250	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A+	1,405,500
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A+	1,174,870
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	2,410,080
	2009-I, 6.375%, 11/01/34
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/22 at 100.00	A+	3,343,680
	2012G, 5.000%, 11/01/37
340	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	343,519
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	1,026,849
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series	9/17 at 100.00	N/R	1,045,340
	2007A, 5.000%, 9/01/23 – AMBAC Insured
750	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/15 at 100.00	A–	756,960
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
8,250	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A1	9,067,575
	Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/40
675	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	696,830
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
150	5.000%, 9/01/26	9/16 at 100.00	N/R	152,564
355	5.125%, 9/01/36	9/16 at 100.00	N/R	360,723
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	AA–	2,584,550
	5.000%, 6/01/31 – NPFG Insured
750	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB	865,388
	Project Areas Housing Programs, Series 2009, 6.000%, 8/01/24
3,520	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	3,875,626
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
370	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	463,529
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
140	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	168,875
	Project, Series 2011, 6.750%, 9/01/40
5,910	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds,	No Opt. Call	AA	5,933,936
	Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29
160	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	173,621
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
950	5.250%, 9/01/30	9/23 at 100.00	N/R	1,025,107
860	5.750%, 9/01/39	9/23 at 100.00	N/R	939,782
1,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	1,239,949
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
440	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	498,595
	2011A, 5.750%, 9/01/30
80	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	98,714
	Area, Series 2011B, 6.500%, 10/01/25
2,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	9/15 at 100.00	N/R	2,006,080
	Series 2005, 5.050%, 9/01/30
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,113,630
	Series 2012A, 5.000%, 4/01/42
170	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	182,587
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
65	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	78,657
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
65	7.000%, 8/01/33	2/21 at 100.00	BBB+	78,255
80	7.000%, 8/01/41	2/21 at 100.00	BBB+	96,314
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/15 at 100.00	AA	2,761,110
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
400	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	430,984
590	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	635,701
780	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	836,238
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
110	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	124,411
	7.000%, 10/01/26
1,360	Tehachapi Redevelopment Agency, California, Tax Allocation Bonds, Series 2007, 5.250%,	12/17 at 100.00	AA	1,401,453
	12/01/37 – RAAI Insured
1,925	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	A3	2,018,709
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
690	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	9/15 at 100.00	N/R	691,221
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	8/15 at 100.00	N/R	1,736,020
	5.375%, 7/01/21 – AMBAC Insured
190	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	230,478
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
58,990	Total Tax Obligation/Limited			63,160,265
	Transportation – 7.0% (6.9% of Total Investments)
1,820	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	2,166,692
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,945	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	2,148,369
4,010	5.750%, 1/15/46	1/24 at 100.00	BBB–	4,650,798
4,010	6.000%, 1/15/53	1/24 at 100.00	BBB–	4,692,181
3,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C, 5.000%, 8/01/44	8/24 at 100.00	AA	3,390,510
195	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/16 at 100.00	N/R	195,741
	Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)
1,210	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/29	No Opt. Call	A+	1,354,607
	(Alternative Minimum Tax)
16,190	Total Transportation			18,598,898
	U.S. Guaranteed – 19.8% (19.6% of Total Investments) (4)
2,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (4)	2,597,275
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
95	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2 (4)	96,796
	2006, 5.000%, 11/01/21 (Pre-refunded 11/02/15)
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (4)	1,074,380
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
1,500	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA– (4)	1,581,030
	8/01/36 (Pre-refunded 8/01/16) – NPFG Insured
2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	Aaa	2,511,969
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
410	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA (4)	423,731
	5.000%, 4/01/36 (Pre-refunded 4/01/16) – NPFG Insured
1,525	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB– (4)	1,801,650
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2 (4)	1,576,665
	5.000%, 7/01/24 (Pre-refunded 7/01/16) – FGIC Insured
21,500	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A (4)	13,777,844
	Series 2008B, 0.000%, 9/01/23 (Pre-refunded 9/01/16)
605	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R (4)	612,472
	9/01/31 (Pre-refunded 9/01/15) – SYNCORA GTY Insured
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AA+ (4)	8,450,058
	Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)
18,520	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	Aaa	13,147,347
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)
625	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (4)	690,281
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+ (4)	3,321,840
	Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured
910	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	4/17 at 100.00	AA+ (4)	981,016
	2007A, 5.000%, 4/01/36 (Pre-refunded 4/01/17) – AMBAC Insured
64,320	Total U.S. Guaranteed			52,644,354
	Utilities – 1.6% (1.6% of Total Investments)
2,160	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/15 at 100.00	N/R	2,112,890
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,126,412
	2007A, 5.500%, 11/15/37
3,960	Total Utilities			4,239,302
	Water and Sewer – 6.0% (6.0% of Total Investments)
1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	1,163,010
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/29
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
1,375	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,460,841
2,675	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,806,610
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/17 at 100.00	AA	5,342,499
	2007A-2, 5.000%, 7/01/44 – AMBAC Insured
	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008:
1,850	5.500%, 1/01/33	1/18 at 100.00	A–	2,019,405
3,000	5.500%, 1/01/38	1/18 at 100.00	A–	3,247,740
14,900	Total Water and Sewer			16,040,105
$ 292,515	Total Long-Term Investments (cost $241,326,000)			267,667,746

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4% (0.4% of Total Investments)

	MUNICIPAL BONDS – 0.4% (0.4% of Total Investments)

	Health Care – 0.4% (0.4% of Total Investments)
$ 880	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 882,174
	Health System, Series 2014A, 6.000%, 7/10/15 (5)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	100,247
	Health System, Series 2014B, 6.000%, 7/10/15 (5)
130	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	130,321
	Health System, Series 2014C, 6.000%, 7/10/15 (5)
$ 1,110	Total Short-Term Investments (cost $1,110,000)			1,112,742
	Total Investments (cost $242,436,000) – 100.8%			268,780,488
	Floating Rate Obligations – (1.7)%			(4,490,000)
	Other Assets Less Liabilities – 0.9%			2,452,935
	Net Assets Applicable to Common Shares – 100%			$ 266,743,423

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$267,667,746	$ —	$267,667,746
Short-Term Investments:
Municipal Bonds	—	—	1,112,742	1,112,742
Total	$ —	$267,667,746	$1,112,742	$268,780,488

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $238,001,052.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$27,625,685
Depreciation	(1,335,363)
Net unrealized appreciation (depreciation) of investments	$26,290,322

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2015